UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks — 128.4%
Aerospace & defense — 1.3%
Spirit AeroSystems Holdings, Inc., Class A1	127,853	3,059,522

Auto components — 0.8%
Aptiv PLC [1]	40,407	1,989,641

Automobiles — 1.5%
Thor Industries, Inc.[2]	86,875	3,664,387

Banks — 2.1%
Wells Fargo & Co.[1]	174,388	5,004,936

Biotechnology — 7.0%
Alnylam Pharmaceuticals, Inc.*,2	33,352	3,630,365
Coherus Biosciences, Inc.*	98,000	1,589,560
Incyte Corp.*	70,633	5,172,455
Ironwood Pharmaceuticals, Inc.*,2	370,207	3,735,389
Karuna Therapeutics, Inc.*	16,696	1,202,112
Mirati Therapeutics, Inc.*,2	18,706	1,437,930

		16,767,811

Capital markets — 3.6%
Ameriprise Financial, Inc.[1]	85,027	8,713,567

Chemicals — 1.0%
Westlake Chemical Corp.	62,390	2,381,426

Commercial services & supplies — 0.9%
Stericycle, Inc.*,2	43,000	2,088,940

Consumer finance — 2.4%
Synchrony Financial[1]	360,559	5,801,394

Distributors — 1.8%
LKQ Corp.*	210,203	4,311,264

Diversified financial services — 1.2%
Berkshire Hathaway, Inc., Class B*	16,072	2,938,444

Electronic equipment, instruments & components — 3.6%
IPG Photonics Corp.*	23,606	2,603,270
Jabil, Inc.[1]	91,755	2,255,338

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks — (continued)
Electronic equipment, instruments & components — (concluded)
Trimble, Inc.*	119,870	3,815,462

		8,674,070

Entertainment — 4.0%
Take-Two Interactive Software, Inc.*	29,547	3,504,569
Walt Disney Co./The[1]	62,548	6,042,137

		9,546,706

Equity real estate investment trusts — 3.5%
Prologis, Inc.	74,700	6,003,639
Simon Property Group, Inc.[1]	43,869	2,406,653

		8,410,292

Food products — 4.7%
Mondelez International, Inc., Class A1	225,894	11,312,772

Health care equipment & supplies — 3.6%
Align Technology, Inc.*	19,096	3,321,749
Stryker Corp.	32,555	5,420,082

		8,741,831

Health care providers & services — 4.6%
Laboratory Corp. of America Holdings*	28,283	3,574,688
UnitedHealth Group, Inc.[1]	30,323	7,561,950

		11,136,638

Hotels, restaurants & leisure — 2.2%
Carnival Corp.[1]	404,080	5,321,734

Household durables — 1.1%
Mohawk Industries, Inc.*	35,051	2,672,288

Insurance — 9.9%
Marsh & McLennan Cos., Inc.[1]	127,491	11,022,872
MetLife, Inc.[1]	95,891	2,931,388
Progressive Corp./The[1]	134,038	9,897,366

		23,851,626

Interactive media & services — 5.6%
Facebook, Inc., Class A*	56,511	9,426,035

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks — (continued)
Interactive media & services — (concluded)
Twitter, Inc.*	95,793	2,352,676
Yelp, Inc.*	95,894	1,728,969

		13,507,680

Internet & direct marketing retail — 8.6%
Amazon.com, Inc.*	8,213	16,013,050
Expedia Group, Inc.[1]	36,540	2,056,106
Wayfair, Inc., Class A*,2	46,996	2,511,466

		20,580,622

IT services — 6.9%
GoDaddy, Inc., Class A*	74,411	4,249,612
LiveRamp Holdings, Inc.*	157,342	5,179,699
Visa, Inc., Class A1	44,970	7,245,566

		16,674,877

Life sciences tools & services — 2.8%
Bio-Rad Laboratories, Inc., Class A*	19,088	6,691,489

Machinery — 4.5%
AGCO Corp.[1]	84,924	4,012,659
Ingersoll Rand, Inc.*	272,027	6,746,270

		10,758,929

Media — 1.8%
ViacomCBS, Inc., Class B	314,143	4,401,143

Metals & mining — 1.4%
Steel Dynamics, Inc.	144,044	3,246,752

Multiline retail — 2.5%
Dollar Tree, Inc.*	82,912	6,091,545

Oil, gas & consumable fuels — 4.2%
Chevron Corp.	17,467	1,265,659
Hess Corp.[1]	139,407	4,642,253
Williams Cos., Inc./The	289,462	4,095,887

		10,003,799

Pharmaceuticals — 5.2%
Arvinas Holding Co. LLC*	33,000	1,329,900

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2020 (unaudited)

	Number of shares	Value ($)
Common stocks — (concluded)
Pharmaceuticals — (concluded)
Johnson & Johnson[1]	85,273	11,181,848

		12,511,748

Road & rail — 2.0%
Lyft, Inc., Class A	72,195	1,938,436
Uber Technologies, Inc.*	97,968	2,735,266

		4,673,702

Semiconductors & semiconductor equipment — 8.8%
Cree, Inc.*	53,377	1,892,748
KLA Corp.[1]	26,575	3,819,890
Micron Technology, Inc.*	102,663	4,318,006
NXP Semiconductors N.V.[1]	39,499	3,275,652
ON Semiconductor Corp.*	253,933	3,158,927
Universal Display Corp.	16,547	2,180,564
Xilinx, Inc.	33,348	2,599,143

		21,244,930

Software — 9.9%
Microsoft Corp.	99,254	15,653,348
Palo Alto Networks, Inc.*	13,949	2,287,078
PTC, Inc.*	51,114	3,128,688
VMware, Inc., Class A*,2	22,506	2,725,477

		23,794,591

Technology hardware, storage & peripherals — 1.6%
Western Digital Corp.[1]	89,113	3,708,883

Tobacco — 1.8%
Philip Morris International, Inc.[1]	59,033	4,307,048

Total common stocks (cost — $334,805,499)		308,587,027

Short-term investments — 0.5%
Investment companies — 0.5%
State Street Institutional U.S. Government Money Market Fund (cost — $1,248,361)	1,248,361	1,248,361

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2020 (unaudited)

	Number of shares	Value ($)
Investment of cash collateral from securities loaned — 1.8%
Money market funds — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio (cost — $4,265,300)	4,265,300	4,265,300

Total investments before investments sold short (cost — $340,319,160)[3] — 130.7%		314,100,688

Investments sold short — (29.0)%
Common stocks — (29.0)%
Banks — (0.9)%
BancorpSouth Bank	(108,303)	(2,049,093)

Beverages — (0.6)%
National Beverage Corp.	(32,726)	(1,395,764)

Biotechnology — (1.7)%
Amgen, Inc.	(6,109)	(1,238,478)
Ligand Pharmaceuticals, Inc.	(18,048)	(1,312,450)
OPKO Health, Inc.	(570,198)	(764,065)
United Therapeutics Corp.	(7,611)	(721,713)

		(4,036,706)

Commercial services & supplies — (1.0)%
Healthcare Services Group, Inc.	(100,186)	(2,395,447)

Electrical equipment — (0.3)%
Emerson Electric Co.	(17,286)	(823,678)

Electronic equipment, instruments & components — (0.5)%
Amphenol Corp., Class A	(15,828)	(1,153,545)

Equity real estate investment trusts — (1.9)%
American Tower Corp.	(5,003)	(1,089,403)
SBA Communications Corp.	(12,648)	(3,414,581)

		(4,503,984)

Food products — (1.2)%
Kellogg Co.	(25,467)	(1,527,765)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short — (continued)
Common stocks — (continued)
Food products — (concluded)
McCormick & Co., Inc. (Non-Voting)	(10,410)	(1,469,996)

		(2,997,761)

Health care equipment & supplies — (0.6)%
IDEXX Laboratories, Inc.	(5,758)	(1,394,818)

Health care providers & services — (1.1)%
Cardinal Health, Inc.	(21,918)	(1,050,749)
Henry Schein, Inc.	(22,867)	(1,155,241)
Patterson Cos., Inc.	(34,087)	(521,190)

		(2,727,180)

Hotels, restaurants & leisure — (0.9)%
Chipotle Mexican Grill, Inc.	(1,899)	(1,242,705)
Hyatt Hotels Corp., Class A	(18,223)	(872,882)

		(2,115,587)

Household durables — (0.5)%
Garmin Ltd.	(15,483)	(1,160,606)

Household products — (1.4)%
Church & Dwight Co., Inc.	(19,299)	(1,238,610)
Clorox Co./The	(12,507)	(2,166,838)

		(3,405,448)

Insurance — (1.5)%
CNO Financial Group, Inc.	(107,386)	(1,330,512)
Markel Corp.	(2,540)	(2,356,841)

		(3,687,353)

IT services — (2.3)%
FleetCor Technologies, Inc.	(4,452)	(830,476)
Okta, Inc.	(13,140)	(1,606,496)
Shopify, Inc., Class A	(4,364)	(1,819,483)
Twilio, Inc., Class A	(15,553)	(1,391,838)

		(5,648,293)

Life sciences tools & services — (0.9)%
Mettler-Toledo International, Inc.	(3,127)	(2,159,225)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2020 (unaudited)

	Number of shares	Value ($)
Investments sold short — (continued)
Common stocks — (continued)
Media — (1.0)%
Liberty Global PLC, Class A	(147,300)	(2,431,923)

Multiline retail — (0.2)%
Kohl’s Corp.	(29,387)	(428,756)

Oil, gas & consumable fuels — (0.7)%
Exxon Mobil Corp.	(29,631)	(1,125,089)
HollyFrontier Corp.	(21,066)	(516,328)

		(1,641,417)

Pharmaceuticals — (0.5)%
Teva Pharmaceutical Industries Ltd. ADR	(145,400)	(1,305,692)

Semiconductors & semiconductor equipment — (1.8)%
Cirrus Logic, Inc.	(23,000)	(1,509,490)
NVIDIA Corp.	(5,301)	(1,397,343)
Texas Instruments, Inc.	(13,148)	(1,313,880)

		(4,220,713)

Software — (5.6)%
Citrix Systems, Inc.	(5,983)	(846,894)
DocuSign, Inc.	(30,646)	(2,831,690)
Oracle Corp.	(31,011)	(1,498,762)
RingCentral, Inc., Class A	(9,281)	(1,966,737)
ServiceNow, Inc.	(2,497)	(715,590)
Slack Technologies, Inc., Class A	(79,473)	(2,133,055)
Splunk, Inc.	(9,524)	(1,202,214)
Teradata Corp.	(111,128)	(2,277,013)

		(13,471,955)

Technology hardware, storage & peripherals — (1.6)%
Dell Technologies, Class C	(63,974)	(2,530,172)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments — March 31, 2020 (unaudited)

Number of shares		Value ($)
Investments sold short — (concluded)
Common stocks — (concluded)
Technology hardware, storage & peripherals — (concluded)
Seagate Technology PLC	(28,572)	(1,394,313)

		(3,924,485)

Textiles, apparel & luxury goods — (0.3)%
Under Armour, Inc., Class A	(75,313)	(693,633)

Total investments sold short (proceeds — $75,906,425)		(69,773,062)
Liabilities in excess of other assets — (1.7)%		(4,086,805)

Net assets — 100.0%		$240,240,821

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund’s investments. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	308,587,027	—	—	308,587,027
Short-term investments	—	1,248,361	—	1,248,361
Investment of cash collateral from securities loaned	—	4,265,300	—	4,265,300
Total	308,587,027	5,513,661	—	314,100,688

Liabilities
Investments sold short	(69,773,062)	—	—	(69,773,062)

At March 31, 2020, there were no transfers in or out of Level 3.

Portfolio footnotes

*	Non-income producing security.
1	Security, or portion thereof, pledged as collateral for investments sold short.
2	Security, or portion thereof, was on loan at the period end.
3	Includes $15,740,688 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $4,265,300 and non-cash collateral of $11,806,057.

Portfolio acronyms
ADR	American Depositary Receipt

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated December 31, 2019.